CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Servicing Class (CNRMX)
Class N (CNRNX)

Supplement dated March 19, 2025, to the Statutory Prospectus (the “Prospectus”) and Statement of Additional
Information (the “SAI”), each dated January 28, 2025

The Prospectus section for the City National Rochdale Municipal High Income Fund titled “Portfolio Managers” on page 11 is replaced in its entirety with the following:

PORTFOLIO MANAGERS

Douglas Gibbs, Director and Portfolio Manager/Senior High Yield Municipal Analyst of the Adviser, and Brian Winters, Director and Portfolio Manager/Senior High Yield Municipal Analyst of the Adviser, are primarily responsible for the day-to-day management of the Fund. Messrs. Gibbs and Winters have served as portfolio managers for the Fund since January 2017.

The first two paragraphs in the Prospectus section titled “Management of the Funds – Sub-Advisers and Portfolio Managers – Muni High Income Fund” on page 50 is replaced in its entirety with the following:

Douglas Gibbs and Brian Winters are portfolio managers for the Muni High Income Fund.

The subsection titled “Muni High Income Fund” on pg. 81 of the SAI under the section titled “Portfolio Managers” is replaced in its entirety with the following:

Muni High Income Fund

The individuals with primary responsibility for managing the Muni High Income Fund are Douglas Gibbs and Brian Winters.

Mr. Gibbs manages the following accounts (including the Muni High Income Fund):

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$840.91	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	5	$36.68	0	$0

Mr. Winters manages the following accounts (including the Muni High Income Fund):

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$840.91	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	5	$36.68	0	$0

Mr. Gibbs owns shares of the Muni High Income Fund worth $100,001-$500,000. Mr. Winters owns shares of the Muni High Income Fund worth $1-$10,000.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.